SUBSEQUENT EVENT (Narrative) (Details) - Subsequent Event [Member]	Feb. 08, 2018 CAD ($)
Statement [Line Items]
Units issued in period	2,905,066
Units issued in period, price per unit	$ 1.15
Proceeds from units issued	3,340,000
Weighted average exercise price of warrants issued	$ 1.75